Related Party Transaction and Balance - Schedule of Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Chan Sze Ho [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]		$ 50
Handling income on dividend collection	[2]		10
Cheung Yuk Shan [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	20	96	1,665
Handling income on custodian service	[3]		2,058	2,262
Interest income and other	[4]			57
I Win Growth SPC - Fund 1 SP [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]			9,685
Investment management fee income	[5]			2,840
Interest income and other	[4]			4,117
Lau Kam Yan, Karen [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	78	50	3,820
Interest income and other	[4]			1
Lobster Financial Holdings Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]			1,212
Interest income and other	[4]			271
Tse Tim [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	26,357	5,528	71,605
Handling income on dividend collection	[2]		1	13
Interest income and other	[4]	2,280	1,422	4,897
Wu Hin Lun [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	425	1,395	312
Handling income on dividend collection	[2]		41
Interest income and other	[4]		16	9
Zhu Jian Guo [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]			265
Handling income on custodian service	[3]		20
Interest income and other	[4]			782
Zhu Yun [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]			1,179
Interest income and other	[4]			28
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission		26,880	7,119	89,743
Handling income on dividend collection			2,130	2,275
Interest income and other		$ 2,280	$ 1,438	$ 10,162

[1]	The amounts for the years ended March 31, 2025, 2024 and 2023 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.
[2]	The amounts for the years ended March 31, 2024 and 2023 represented handling income from dividend collection services rendered.
[3]	The amounts for the years ended March 31, 2024 and 2023 represented handling income from custodian services rendered.
[4]	The amounts for the years ended March 31, 2025, 2024 and 2023 represented interests charged on overdue receivables from related parties arising from brokerage transactions.
[5]	The amounts for the year ended March 31, 2023 represented income from investment management services rendered.